Credit quality of loans and advances to banks and customers (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	£ 7,843	£ 7,001
Loans and advances to customers	456,095	448,567
Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	7,847	7,002
Loans and advances to customers	459,948	452,387
Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	7,745	6,941
Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	102	61
Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	4
Loans and advances to customers	3,853	3,820
Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	3	1
Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	1	0
Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Total Retail | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	370,473	366,251
Total Retail | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,307	2,131
Retail – UK mortgages | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	310,493	308,344
Retail – UK mortgages | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	291,643	291,693
Retail – UK mortgages | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,500	2,267
Retail – UK mortgages | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	786	355
Retail – UK mortgages | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,725	1,112
Retail – UK mortgages | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,839	12,917
Retail – UK mortgages | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	837	836
Retail – UK mortgages | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	249	298
Retail – UK mortgages | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50	64
Retail – UK mortgages | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	15
Retail – UK mortgages | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	65
Retail – UK mortgages | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	456	394
Retail - credit cards | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,053	14,517
Retail - credit cards | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,728	12,359
Retail - credit cards | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,662	1,519
Retail - credit cards | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	112
Retail - credit cards | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	260	235
Retail - credit cards | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	280	292
Retail - credit cards | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	539	442
Retail - credit cards | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	142	110
Retail - credit cards | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	141	100
Retail - credit cards | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31	22
Retail - credit cards | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	114	82
Retail - credit cards | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	111	128
Retail - loans and overdrafts | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,066	9,557
Retail - loans and overdrafts | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,654	7,721
Retail - loans and overdrafts | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,691	1,224
Retail - loans and overdrafts | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	148	92
Retail - loans and overdrafts | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	317	249
Retail - loans and overdrafts | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	256	271
Retail - loans and overdrafts | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	503	418
Retail - loans and overdrafts | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	111	107
Retail - loans and overdrafts | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	110	72
Retail - loans and overdrafts | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	16
Retail - loans and overdrafts | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	117	84
Retail - loans and overdrafts | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	135	139
Retail - UK Motor Finance | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,487	14,276
Retail - UK Motor Finance | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,068	12,971
Retail - UK Motor Finance | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	976	881
Retail - UK Motor Finance | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	86	69
Retail - UK Motor Finance | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	178	154
Retail - UK Motor Finance | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	179	201
Retail - UK Motor Finance | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	289	296
Retail - UK Motor Finance | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	121	126
Retail - UK Motor Finance | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	20
Retail - UK Motor Finance | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	7
Retail - UK Motor Finance | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35	27
Retail - UK Motor Finance | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	105	116
Retail - other | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20,374	19,557
Retail - other | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,758	16,107
Retail - other | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,624	1,881
Retail - other | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Retail - other | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	710	789
Retail - other | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,280	778
Retail - other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	139	139
Retail - other | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27	31
Retail - other | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	32
Retail - other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - other | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	34	21
Retail - other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	55
Commercial Banking | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	89,985	84,991
Commercial Banking | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49,862	45,186
Commercial Banking | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	33,420	33,566
Commercial Banking | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,882	3,092
Commercial Banking | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	207	255
Commercial Banking | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,614	2,892
Commercial Banking | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks		1
Loans and advances to customers	1,327	1,266
Commercial Banking | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	24
Commercial Banking | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	143	151
Commercial Banking | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	178	130
Commercial Banking | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	18
Commercial Banking | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	948	943
Other | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(510)	1,145
Other | Drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(1,542)	151
Other | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(1,283)	192
Other | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(260)	(50)
Other | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(1)	0
Other | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(4)	2
Other | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	7
Other | Drawn exposures | RMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,032	994
Other | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	976	932
Other | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	62
Other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	219	423
Other | Expected credit loss allowance | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	6
Other | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	6
Other | Expected credit loss allowance | RMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	17
Other | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	7
Other | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	10
Central adjustment | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Central adjustment | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	200	400
Stage 1 | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	7,847	7,002
Loans and advances to customers	397,477	400,036
Stage 1 | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	7,745	6,941
Stage 1 | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	102	61
Stage 1 | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	4
Loans and advances to customers	775	915
Stage 1 | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	3	1
Stage 1 | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	1	0
Stage 1 | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Total Retail | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	316,863	322,977
Stage 1 | Total Retail | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	442	402
Stage 1 | Retail – UK mortgages | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	266,548	273,629
Stage 1 | Retail – UK mortgages | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	266,547	273,620
Stage 1 | Retail – UK mortgages | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	9
Stage 1 | Retail – UK mortgages | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	48
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	48
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,484	12,148
Stage 1 | Retail - credit cards | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,572	11,252
Stage 1 | Retail - credit cards | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	912	896
Stage 1 | Retail - credit cards | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	117	96
Stage 1 | Retail - credit cards | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	67
Stage 1 | Retail - credit cards | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	34	29
Stage 1 | Retail - credit cards | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - loans and overdrafts | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,666	8,181
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,317	7,220
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,306	938
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	18
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	5
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	150	126
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	90	84
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	39
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	2
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,476	12,247
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,864	11,662
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	610	583
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	104	106
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	101
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	5
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,689	16,772
Stage 1 | Retail - other | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,673	15,330
Stage 1 | Retail - other | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	899	1,265
Stage 1 | Retail - other | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	117	177
Stage 1 | Retail - other | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27	26
Stage 1 | Retail - other | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	21
Stage 1 | Retail - other | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	5
Stage 1 | Retail - other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial Banking | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81,218	76,017
Stage 1 | Commercial Banking | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49,214	44,994
Stage 1 | Commercial Banking | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30,989	30,261
Stage 1 | Commercial Banking | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,015	762
Stage 1 | Commercial Banking | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial Banking | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial Banking | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks		1
Loans and advances to customers	128	108
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29	23
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	88	76
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	9
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(604)	1,042
Stage 1 | Other | Drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(1,549)	144
Stage 1 | Other | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(1,284)	192
Stage 1 | Other | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(260)	(50)
Stage 1 | Other | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(1)	0
Stage 1 | Other | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(4)	2
Stage 1 | Other | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	945	898
Stage 1 | Other | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	945	898
Stage 1 | Other | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	205	405
Stage 1 | Other | Expected credit loss allowance | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | RMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	5
Stage 1 | Other | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	5
Stage 1 | Other | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Central adjustment | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Central adjustment | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	200	400
Stage 2 | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	43,961	34,931
Stage 2 | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0
Loans and advances to customers	1,256	1,114
Stage 2 | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Total Retail | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37,776	28,815
Stage 2 | Total Retail | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,004	897
Stage 2 | Retail – UK mortgages | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30,106	21,798
Stage 2 | Retail – UK mortgages | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25,096	18,073
Stage 2 | Retail – UK mortgages | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,499	2,258
Stage 2 | Retail – UK mortgages | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	786	355
Stage 2 | Retail – UK mortgages | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,725	1,112
Stage 2 | Retail – UK mortgages | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – UK mortgages | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	337	394
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	205	250
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50	64
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	15
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	65
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - credit cards | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,289	2,077
Stage 2 | Retail - credit cards | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,156	1,107
Stage 2 | Retail - credit cards | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	750	623
Stage 2 | Retail - credit cards | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	112
Stage 2 | Retail - credit cards | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	260	235
Stage 2 | Retail - credit cards | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - credit cards | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	311	218
Stage 2 | Retail - credit cards | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	43
Stage 2 | Retail - credit cards | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	107	71
Stage 2 | Retail - credit cards | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31	22
Stage 2 | Retail - credit cards | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	114	82
Stage 2 | Retail - credit cards | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - loans and overdrafts | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,144	1,105
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	337	501
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	385	286
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	116	74
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	306	244
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	218	153
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	23
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	33
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27	14
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	116	83
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,832	1,828
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,204	1,309
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	366	298
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	86	69
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	176	152
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	80	74
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	25
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	15
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	7
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35	27
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,405	2,007
Stage 2 | Retail - other | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,085	777
Stage 2 | Retail - other | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	725	616
Stage 2 | Retail - other | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 2 | Retail - other | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	593	612
Stage 2 | Retail - other | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	58	58
Stage 2 | Retail - other | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	10
Stage 2 | Retail - other | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	27
Stage 2 | Retail - other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	34	21
Stage 2 | Retail - other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Commercial Banking | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,153	6,082
Stage 2 | Commercial Banking | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	648	192
Stage 2 | Commercial Banking | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,431	3,305
Stage 2 | Commercial Banking | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,867	2,330
Stage 2 | Commercial Banking | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	207	255
Stage 2 | Commercial Banking | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Commercial Banking | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks		0
Loans and advances to customers	251	215
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	1
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	55	75
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	167	121
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	18
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	34
Stage 2 | Other | Drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 | Other | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 | Other | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31	34
Stage 2 | Other | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31	34
Stage 2 | Other | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
Stage 2 | Other | Expected credit loss allowance | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | RMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
Stage 2 | Other | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
Stage 2 | Other | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Central adjustment | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Central adjustment | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	8,095	6,443
Stage 3 | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0
Loans and advances to customers	1,620	1,581
Stage 3 | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Total Retail | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,419	3,482
Stage 3 | Total Retail | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	659	622
Stage 3 | Retail – UK mortgages | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,424	1,940
Stage 3 | Retail – UK mortgages | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,424	1,940
Stage 3 | Retail – UK mortgages | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	254	184
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	254	184
Stage 3 | Retail - credit cards | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	280	292
Stage 3 | Retail - credit cards | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	280	292
Stage 3 | Retail - credit cards | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	111	128
Stage 3 | Retail - credit cards | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	111	128
Stage 3 | Retail - loans and overdrafts | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	256	271
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	256	271
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	135	139
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	135	139
Stage 3 | Retail - UK Motor Finance | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	179	201
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	179	201
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	105	116
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	105	116
Stage 3 | Retail - other | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,280	778
Stage 3 | Retail - other | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,280	778
Stage 3 | Retail - other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	55
Stage 3 | Retail - other | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	55
Stage 3 | Commercial Banking | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,614	2,892
Stage 3 | Commercial Banking | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,614	2,892
Stage 3 | Commercial Banking | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks		0
Loans and advances to customers	948	943
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	948	943
Stage 3 | Other | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	69
Stage 3 | Other | Drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	7
Stage 3 | Other | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	7
Stage 3 | Other | Drawn exposures | RMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	62
Stage 3 | Other | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	62
Stage 3 | Other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	16
Stage 3 | Other | Expected credit loss allowance | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	6
Stage 3 | Other | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	6
Stage 3 | Other | Expected credit loss allowance | RMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	10
Stage 3 | Other | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	10
Stage 3 | Central adjustment | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Central adjustment | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	10,415	10,977
POCI | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0
Loans and advances to customers	202	210
POCI | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Total Retail | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,415	10,977
POCI | Total Retail | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	202	210
POCI | Retail – UK mortgages | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,415	10,977
POCI | Retail – UK mortgages | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,415	10,977
POCI | Retail – UK mortgages | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	202	210
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	202	210
POCI | Retail - credit cards | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks		0
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS 1-10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS 1-6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS 7-9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS 11-13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Central adjustment | Drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Central adjustment | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	£ 0	£ 0